FINANCIAL STATEMENT EFFECTS OF RATE REGULATION (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	May 31, 2014
FINANCIAL STATEMENT EFFECTS
Regulatory assets	0
EGD shares
FINANCIAL STATEMENT EFFECTS
Cumulative costs relating to consulting contract capitalized	166	154
Average service life	25 years
Other Postretirement Plans | EGD shares
FINANCIAL STATEMENT EFFECTS
Amount of OPEB balance expected to be collected		89
Term for collection of OPEB balance commencing from 2013		20 years
Liquids Pipelines | Deferred income taxes
FINANCIAL STATEMENT EFFECTS
Regulatory assets	907	727
Liquids Pipelines | Tolling deferrals
FINANCIAL STATEMENT EFFECTS
Regulatory Liabilities	(39)	(36)
Accumulate period	8 years
Liquids Pipelines | Recoverable income taxes
FINANCIAL STATEMENT EFFECTS
Regulatory assets	46	42
Recovery period	30 years
Gas Distribution | Deferred income taxes
FINANCIAL STATEMENT EFFECTS
Regulatory assets	275	214
Gas Distribution | Purchased gas variance
FINANCIAL STATEMENT EFFECTS
Regulatory assets	673
Rolling period	12 months
Additional rolling period			24 months
Gas Distribution | Transaction services deferral
FINANCIAL STATEMENT EFFECTS
Regulatory Liabilities	(26)	(51)
Gas Distribution | Future removal and site restoration reserves
FINANCIAL STATEMENT EFFECTS
Regulatory Liabilities	(562)	(929)
Gas Distribution | Pension plans and OPEB
FINANCIAL STATEMENT EFFECTS
Regulatory assets	171	94
Gas Distribution | Constant dollar net salvage adjustment
FINANCIAL STATEMENT EFFECTS
Regulatory assets	37
Gas Distribution | Site restoration
FINANCIAL STATEMENT EFFECTS
Regulatory Liabilities	(283)
Gas Distribution | Revenue adjustment member
FINANCIAL STATEMENT EFFECTS
Regulatory Liabilities	(52)
Sponsored Investments | Deferred income taxes
FINANCIAL STATEMENT EFFECTS
Regulatory assets	15	28
Sponsored Investments | Transportation revenue adjustments
FINANCIAL STATEMENT EFFECTS
Regulatory assets	36	33
Recovery period	5 years